Employees and directors (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Directors And Employees [Abstract]
Schedule of Employees and Directors Expenses

Included within employees and directors expenses are (in thousands):

	2019 (1)	2020	2021
Wages and salaries	$206,092	$307,527	$344,587
Social security costs	36,314	42,972	56,277
Other pension costs	2,569	4,161	6,393
Share-based payments (equity-settled) (1)	170,145	168,347	219,933
Share-based payments (cash-settled)	10,675	28,041	(9,265)
Share-based payments (employment related taxes)	(2,586)	95,245	(14,501)
Total employees and directors expenses	$423,209	$646,293	$603,424